Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income tax expense (benefits) related to realized securities gains	$ (1)	$ 1	$ 2
Federal statutory income tax rate	34.00%	34.00%	34.00%
Adjustments to unrecognized tax benefits	$ 0	$ 0	$ 0